Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 30, 2012	Jun. 30, 2011
Entity Registrant Name	RURBAN FINANCIAL CORP
Entity Central Index Key	0000767405
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	rbnf
Entity Common Stock, Shares Outstanding		4,861,779
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 14,828,426